Business Combinations (Acquisition of MoboTap, Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill		$ 111,082	$ 258,997	$ 180,252
Goodwill impairment losses		31,445	33,801
Intangible assets impairment losses		19,900	$ 20,200
MoboTap [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	51.00%
Cash consideration	$ 90,830
Percentage of equity interest, Changyou has right to purchase from noncontrolling shareholders	10.00%
Percentage below IPO price, Changyou has right to purchase from non-controlling shareholders	20.00%
Percentage of equity interest, non-controlling shareholders have one-time right to put to Changyou under specific conditions	15.00%
Aggregate price, non-controlling shareholders have one-time right to put to Changyou under specific conditions	$ 53,000
Goodwill	$ 113,040
Goodwill impairment losses		29,600
Intangible assets impairment losses		$ 8,900
MoboTap [Member] | Dolphin Browser user base [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	2 years 4 months 24 days
MoboTap [Member] | Technology [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	5 years 4 months 24 days
MoboTap [Member] | Trademark [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	10 years 4 months 24 days